Restructuring costs	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring costs

18. Restructuring costs

We restructured the business of Cutanea and incurred restructuring costs which are subsequently reimbursed by Maruho. Restructuring costs primarily relate to the winding down of Cutanea’s operations. There were no restructuring costs for the year ended December 31, 2022. For the year ended December 31, 2021, restructuring costs were incurred in the amount of $0.8 million, of which $0.5 million had been reimbursed in 2021.